SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2025
Significant Accounting Policies [Line Items]
Noncontrolling Interest
Noncontrolling Interests
The Company, as holder of LP Units and sole general partner of GDH LP, has both (i) the power to direct GDH LP’s most significant activities; and (ii) the obligation to absorb losses or the right to receive benefits that could be significant to GDH LP. The limited partnership interests in GDH LP that are not owned by the Company are presented as noncontrolling interests in the Company’s consolidated financial statements.
The noncontrolling interests were initially measured at the proportional share of equity held by the noncontrolling interest holders on the date of the Reorganization Transaction, May 13, 2025. Each reporting period, the noncontrolling interests are adjusted for (i) the noncontrolling interest holders’ share of GDH LP’s net income / (loss) based on their relative ownership and (ii) distributions declared.
Each LP Unit of GDH LP that represents a noncontrolling interest in the Company corresponds with a share of Class B common stock of the Company. Each share of Class B common stock, along with its paired LP Unit, are together exchangeable for a share of Class A common stock on a 1:1 basis. Such exchanges increase the Company’s ownership of GDH LP and are accounted for as equity transactions.
Because the noncontrolling interests held through LP Units are economically equivalent to shares of Class A common stock, diluted EPS is calculated using the if-converted method, assuming all noncontrolling interests were exchanged for shares of Class A common stock as of the beginning of each period.
Investments
Investments consist of common stock, convertible notes, limited partnership and limited liability company interests, preferred stock, trust shares, bankruptcy claims, and warrants. Investments denominated in currencies other than the entity’s functional currency are valued based on the spot rate of the respective currency at the end of the reporting period with changes related to exchange rate movements reflected in the Company’s consolidated statements of operations. See Notes 9, 10 and 11 for further information on investments.
Recent Accounting Developments
Recent Accounting Developments
In May 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2025-03, Business Combinations and Consolidation: Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. This update revises the current guidance for determining the accounting acquirer for a transaction effected primarily by exchanging equity interests in which the legal acquiree is a Variable Interest Entity (“VIE”) that meets the definition of a business. The amendments require that an entity consider the same factors that are currently required for determining which entity is the accounting acquirer in other acquisition transactions. This update will be effective for all entities for annual reporting periods beginning after December 15, 2026. The Company does not expect this ASU to have a material impact on our financial statements.
In September 2025, the FASB issued ASU No. 2025-06, Intangibles - Goodwill and Other - Internal-Use Software: Targeted Improvements to the Accounting for Internal-Use Software. This update was issued to modernize the accounting for software costs that are accounted for under the current guidance. This update improves the operability of the guidance by removing all references to software development project stages. As such, an entity is required to start capitalizing the software costs when both (1) management has authorized and committee to funding the software project, and (2) it is probable that the project will be completed and the software will be used to perform the function intended.
ASU 2025-06 will be effective for annual periods commencing after December 15, 2027. The Company is still evaluating the impact of the adoption of this ASU.

Basis of Presentation
Basis of Presentation
The accompanying condensed consolidated interim financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). The condensed consolidated interim financial statements include the accounts of the Company and all entities in which it holds a controlling financial interest. All intercompany balances and transactions have been eliminated.
We have prepared the accompanying unaudited condensed consolidated interim financial statements in accordance with the accounting policies described in GDH LP’s audited consolidated financial statements and the notes thereto for the year ended December 31, 2024 and the interim reporting requirements of Regulation S-X for the three and nine months ended September 30, 2025. Accordingly, certain information and note disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.
These unaudited condensed consolidated interim financial statements should be read in conjunction with GDH LP’s audited consolidated financial statements for the year ended December 31, 2024. The Company’s interim results are not necessarily indicative of its results for a full year.
Basis of Presentation
The consolidated statements of financial position have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). As of December 31, 2024 and 2023, the Corporation did not have any subsidiaries and as such the numbers presented as of the years ended December 31, 2024 and 2023 are on a stand-alone basis. As of December 31, 2022, the Corporation had one subsidiary and as such the numbers presented as of the year ended December 31, 2022 are on a consolidated basis. Statements of operations, changes in stockholder’s equity, and cash flows have not been presented for the year ended December 31, 2022 because the Corporation had not engaged in any business or other activities except in connection with its formation.
Galaxy Digital Holdings, LP
Significant Accounting Policies [Line Items]
Consolidation
Consolidation
The Company consolidates entities in which it has a controlling financial interest. The Company determines whether it has a controlling financial interest in an entity by evaluating whether the entity is a voting interest entity or a variable interest entity (“VIE”).
Voting Interest Entities
Voting Interest Entities
Voting interest entities are entities in which (i) the total equity investment at risk is sufficient to enable the entity to finance its activities independently and (ii) the equity holders have the power to direct the activities of the entity that most significantly impact its economic performance, the obligation to absorb the losses of the entity and the right to receive the residual returns of the entity. The usual condition for a controlling financial interest in a voting interest entity is ownership of a majority voting interest. If the Company has a majority voting interest in a voting interest entity, the entity is consolidated.
Variable Interest Entities
Variable Interest Entities
A VIE is an entity that lacks one or more of the characteristics of a voting interest entity. The Company has a controlling financial interest in a VIE when the Company has a variable interest or interests that provide it with (i) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (ii) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. See Note 18 for further information about VIEs.
Segment reporting
Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The Company’s chief operating decision maker is its chief executive officer. The chief operating decision-maker reviews the operating income and net income before tax of each reportable segment to evaluate segment performance against the Company’s budget and to establish management’s compensation. The chief operating decision-maker is responsible for allocating resources and assessing the performance of each of the segments. All inter-segment transactions are eliminated in the Treasury and Corporate segment
Use of Estimates
Use of Estimates
The preparation of the Company’s consolidated financial statements, in conformity with U.S. GAAP, requires management to make certain estimates and assumptions about future events that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Actual results could differ materially from those estimates.
Significant estimates and assumptions include: the valuation of certain digital intangible assets, digital asset receivables, digital assets loan receivable, loans receivable, credit losses, assets posted as collateral, goodwill, property, plant, and equipment, investments, equity based awards issued, assets acquired and liabilities assumed in business combinations, and derivatives. To the extent that there are material differences between these estimates and actual results, the Company’s consolidated financial statements will be affected. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable; the result of which forms the basis for making judgments about the carrying values of assets and liabilities, as well as reported amounts of revenues and expenses during the reported periods.
Revenues and Gains / (Losses) from Operations
Revenues and Gains / (Losses) from Operations
The Company recognizes revenue from digital assets sales, proprietary mining, hosting services, digital asset staking, technology licensing, advisory services, and investment management services, when the performance obligations related to those services are satisfied. The Company acts as a principal in sales and purchases of digital intangible assets, which requires gross recognition of revenue and the corresponding costs. As a principal, the Company obtains control over the digital intangible asset before it is transferred to the customer.
Sales of digital financial assets are recognized on a net basis. The Company presents Net gain / (loss) on digital assets, Net gain / (loss) on investments and Net gain / (loss) on derivatives trading as these transactions are not within the scope of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). See Notes 6, 8, and 9 for information on gains and losses related to these activities of the Company.
The Company evaluates whether transactions are in scope of ASC Topic 606, and each new digital asset is analyzed to determine whether it is within the scope of the applicable accounting guidance as a financial instrument or an indefinite-lived intangible asset. These classifications dictate the corresponding revenue recognition discussed herein. Additionally, digital assets which the Company holds within consolidated entities for which investment company accounting applies, are measured at fair value with changes in fair value recorded as Net gain / (loss) on digital assets in the Company’s consolidated statements of operations.
Digital Assets Sales
The Company considers the counterparty in digital assets sale transactions to be its customer. When the Company sells a digital asset, the Company has a single performance obligation, which is satisfied at the point in time when control of the digital asset sold has transferred.
Fees
The Company earns fee revenues from the following sources.
Management and performance-based fees
The Company receives investment management fees for providing investment management services. Investment management fees are recorded within Revenue in the Company’s consolidated statements of operations.
The Company’s investment management contracts with customers contain a base management fee and sometimes include a performance fee component. These contracts have a single performance obligation that is satisfied over time. Base management fees are recorded based on the amount of assets under management, at the contractually stated rate. Performance management fees are a form of variable consideration and recorded when the performance target is met and a significant reversal of such fees is not probable.
Advisory fees
The Company receives investment banking fees for providing advisory services to customers executing transactions in the digital assets sector. The Company’s investment banking contracts with customers have a single performance obligation and fees are recognized as revenue at the point in time when the underlying transaction has been completed.
Licensing fees
The Company licenses its digital asset custody technology products to customers and receives a license fee that is based on the value of the self-custodied digital assets or transaction volume managed using the Company’s technology solution. The license fee is variable and subject to a contractual minimum. The license terms are generally one year and can be renewed by the customer on the same terms. License fee revenue is recognized over time as the customer uses the Company’s self-custody technology.
Hosting fees
The Company has entered into agreements with customers as a hosting services provider where customers host their bitcoin mining equipment at the Company’s main facility, Helios, in West Texas. Hosting services require the Company to maintain the customers’ mining equipment, provide power and network connectivity, and perform installation and/or repair of customer equipment, as necessary. The Company receives fixed and variable consideration in return for these services. The variable consideration depends on the amount of bitcoin that the customers’ mining equipment generates and any power curtailment credit that the Company shares with the customers. Revenue for hosting services is recognized over time as services are provided.
Proprietary mining
The Company has entered into arrangements with bitcoin mining pool operators. The Company does not operate the mining pool but instead provides hash calculation services for the purpose of validating blockchain transactions, measured in hash rate per second, to the mining pool operators, as an output of the Company’s ordinary activities, to generate returns. The Bitcoin blockchain relies on miners competing to successfully solve a hashing function. To maximize the chances of successfully solving the hashing function, miners aggregate computing power through mining pool operators. Once a solution to the hashing function is found by a participant in a bitcoin mining pool, the bitcoin mining pool operator is entitled to propose a block and receive: 1) transaction fees paid by the Bitcoin blockchain participants for including their transactions in the newly proposed block on the blockchain and 2) newly-created digital assets awarded by the blockchain. This consideration is collectively referred to as block rewards.
Prior to the acquisition of Helios in December 2022, the Company participated in a mining pool that offered a Pay Per Share (“PPS”) payment. Under the PPS model, the Company received a portion of the mining reward, based on the Company’s contributed hash rate relative to the total hash rate of the mining pool, generated by the mining pool if and when the pool successfully mined a block on the bitcoin blockchain. Starting in January 2023, the Company switched to participating in a mining pool that applies the Full Pay Per Share (“FPPS”) model. Under the FPPS model, in exchange for providing hash calculation services, the Company is entitled to pay-per-share network block subsidies and network transaction fee reward compensation, calculated on an hourly basis and settled daily, at an amount that approximates the total bitcoin that could have been mined and transaction fees that could have been awarded using the Company’s contributed computing power, based upon the then current blockchain difficulty, less pool operating fees. The mining pool operator therefore bears the risk of not successfully solving the hash function for a given bitcoin block.
The Company has a single performance obligation to its customer (i.e., the mining pool operator), which is to provide hash calculation services to the customer so the customer can earn block rewards. The provision of hash calculation services is an output of the Company’s ordinary activities. The arrangement with the mining pool operator can be terminated by either the Company or the customer without penalty or prior notice. The Company is able to determine when and whether to provide hash calculation services to the mining pool, and the Company’s enforceable rights and obligations begin when and last only as long as hash rate continues to be provided. The contract with the mining pool operator is continuously renewed and has a duration of less than 24 hours. No material right exists in relation to any additional services Galaxy may provide if neither us, nor the pool operator, terminate the contract because such services are provided at their standalone selling prices. The transaction consideration the Company receives, which is denominated in bitcoin, includes the block rewards equivalent less a pool operating fee charged by the mining pool operator. The transaction consideration represents noncash consideration and is entirely variable. The Company measures mining revenue at the fair value of the noncash consideration to which it is entitled as of 23:59:59 Universal Time Coordinated (“UTC”) on the date of when control of services transfers to the customer, which is the same day as the contract inception. Bitcoins earned from the Company’s mining operations are subsequently accounted for in accordance with the Company’s digital assets policy.
Blockchain rewards
The Company participates in proof-of-stake validation. Proof-of-stake validation, also referred to as staking, requires the Company to delegate its digital assets to a validator. Staking can be performed on proprietary validation infrastructure or through the use of third-party infrastructure or service providers. The Company concluded that where it controls the validation infrastructure, it is a principal in the provision of staking services to the blockchain, and recognizes staking revenue on a gross basis.
Digital assets staked directly on validation infrastructure are recognized within Digital intangible assets on the Company’s consolidated statements of financial position. The Company recognizes staking rewards received, as non-cash consideration for staking activities, as revenue measured at the fair value of the digital assets at the time of contract inception. Staking rewards earned by third-party delegators who stake using the Company’s infrastructure are recognized in Transaction expenses. The Company also generates blockchain rewards from holding liquid staking tokens. These blockchain rewards are typically issued by decentralized finance protocols, which are not customers of the Company. Refer to Note 6 for additional discussion on the Company's digital asset staking activities.
Transaction Expenses
The Company’s transaction expenses include the following:
Digital asset sales cost and impairment
Digital asset sales cost is allocated to digital assets sold, which meet the appropriate derecognition criteria, on a first-in-first-out basis. Impairment is recognized when the carrying amount exceeds the fair value, which is measured throughout the holding period using observable intraday low prices, of the digital intangible assets not in scope of ASC 350-60. Impairment expense represents the impairment loss incurred in the current period. Impairment is recognized on digital intangible assets not in scope of ASC Subtopic 350-60, Intangibles—Goodwill and Other—Crypto Assets (“ASC 350-60”), and measured using the lowest observed price of the digital asset during the period that the asset is held.
Blockchain reward distributions
As a principal in the provision of staking services, the Company recognizes the amount of staking rewards earned by third-parties utilizing the Company’s validation infrastructure as part of its Transaction expenses. These costs are measured using the fair value of the digital assets at the time staking rewards are earned by the customer.
Borrowing costs
The Company borrows fiat and digital assets from counterparties and in doing so incurs borrowing costs in both fiat currencies and digital assets. The borrowing costs associated with fiat loans payable are measured using the effective interest method. Borrowing costs related to digital asset loans payable are measured using the fair value of the underlying digital asset owed to counterparties.
Mining and hosting costs
Includes power and hosting fees paid to third-parties. As a part of its mining operations, the Company may enter into power purchase agreements with energy suppliers. These agreements allow the Company to purchase a given capacity of power at a fixed rate for the duration of the agreement term. The Company accounts for power purchase agreements as derivatives. Realized and unrealized gains or losses associated with these agreements are recorded together with hosting fee expense and costs associated with mining equipment recognized through sales-type finance leases.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents may include cash on hand, cash on trading platforms, cash held at brokers, demand deposits and short-term highly liquid investments that are readily convertible into known amounts of cash, with maturities of three months or less when acquired.
Statements of Cash Flows
Statements of Cash Flows
The Company participates in digital asset trading activities, which often involve non-cash exchanges of digital assets for other digital assets. In reconciling its net income to the net change in cash from operating activities, the Company includes reconciling adjustments for Digital assets sales revenue and Digital assets cost of sales associated with non-cash sales of intangible digital assets. In addition, the Company includes a reconciling adjustment for Impairment of digital assets associated with non-cash sales of intangible digital assets that were sold during the period and on intangible digital assets that were not sold during the period.
Certain lending counterparties post digital asset collateral with the Company. In some instances, the counterparties request that the Company liquidate the collateral to satisfy their loan obligations. In such instances, the Company liquidates the collateral and remits the excess proceeds to the counterparties. Similarly, a lender may request that the Company settle its loan obligations against its trading balance. Such activities are presented as cash payments or receipts in the Company’s consolidated statements of cash flows.

Digital Assets
Digital Assets
Accounting for digital assets depends on the nature of the asset and how the asset is held. The Company accounts for digital assets in the following ways:
•Intangible assets recorded at cost less applicable impairment charge. Recognized as Digital intangible assets in the Company’s consolidated statements of financial position as these digital assets do not meet the scope criteria of ASC 350-60, primarily as they provide the holder with enforceable rights to or claims on other assets. The sale of these digital assets to a customer as part of the Company’s ordinary activities are presented gross on the Company’s consolidated statements of operations. The Company early adopted ASC 350-60 effective for the fiscal year beginning January 1, 2023, resulting in fewer digital intangible assets recorded at cost less applicable impairment charge and a cumulative adoption impact related to the fair value adjustment of in scope digital intangible assets recorded in Unit holders’ capital. Prior to the adoption of ASC 350-60, all digital intangible assets held outside of consolidated investment funds were measured at lower of cost or impaired value.
•Intangible assets recorded at fair value with changes in fair value recorded in Net gain / (loss) on digital assets within the Company’s consolidated statement of operations. These assets include digital intangible assets that meet the scope requirements of ASC 350-60 for the period following January 1, 2023, as well as digital assets held in consolidated sponsored investment funds that qualify as investment companies and for which all consolidated assets and liabilities are measured at fair value. They are recognized as Digital intangible assets in the Company’s consolidated statements of financial position. As all changes in the fair value are reported in earnings as they occur, the sale of these digital assets does not necessarily give rise to a gain or loss. The sales of these digital assets to a customer as part of the Company’s ordinary activities are presented gross on the Company’s consolidated statements of operations
•Financial assets for which the Company has elected to apply the fair value option (“FVO”). Recognized as Digital financial assets in the Company’s consolidated statements of financial position. These assets represent certain stablecoins, such as USDC, that are contractually redeemable for fiat currency on demand. As any changes in the fair value are reported in earnings as they occur, the derecognition of these digital assets does not necessarily give rise to a gain or loss. Gains and losses resulting from derecognition of these digital assets are presented net on the Company’s consolidated statements of operations.
Digital intangible assets and Digital financial assets are collectively referred to as Digital assets.
Stablecoins are digital assets designed to have a relatively stable price that aligns with the price of an underlying asset, most commonly a fiat currency, such as USD, or an exchange-traded commodity. The Company uses stablecoins to post risk margin collateral and to settle trades on certain trading platforms that do not accept cash collateral. The Company primarily holds stablecoins that provide the Company with a contractual right to USD. Stablecoins that are contractually redeemable for fiat currency on demand are carried at fair value as Digital financial assets in the Company’s consolidated statements of financial position. Stablecoins concluded to not be contractually redeemable for a fiat currency on demand are accounted for as Digital intangible assets. Some stablecoins meet the scope requirement of ASC 350-60 and are digital intangible assets measured at fair value. Impairment of stablecoins accounted for as Digital intangible assets not measured at fair value is recognized as Transaction expenses in the Company’s consolidated statements of operations. Changes in the fair value of stablecoins that are measured at fair value are recorded in Net gain / (loss) on digital assets in the Company’s consolidated statements of operations.
The Company places digital assets with trading platforms or loan counterparties to satisfy risk margin or collateral requirements from open trading positions and loans. The margin requirement on trading platforms can generally be met with a combination of digital assets and cash. The Company is able to use the digital assets supplied for margin requirements for trading purposes, with no restriction as long as a minimum balance is held on the trading platform. The Company is able to withdraw such digital assets if no margin loan is outstanding. The initial and subsequent measurements of these digital assets are accounted for in a similar manner as other intangible assets and financial assets not placed on such trading platforms as such digital assets do not qualify for derecognition.
Digital assets staked with third-party non-custodial[1] validator nodes are not derecognized as the third-party non-custodial validator nodes do not control the digital assets staked by the Company, and the Company may initiate withdrawal of the digital assets at any time. Withdrawal time periods vary by protocol and depend on the volume of transactions on the blockchain. The Company is not able to sell or transfer staked digital assets until withdrawal is completed.
Digital assets associated with decentralized finance protocols
The Company participates in decentralized finance protocols, smart contracts that perform specific functions built on various blockchains. Decentralized finance protocols allow the Company to provide or access liquidity, as well as exchange digital assets, directly on the blockchain. To provide liquidity, the Company deposits or transfers its digital assets to the smart contracts of these decentralized finance protocols and typically receives protocol-specific digital assets that represent the Company’s claims on the underlying digital assets deposited.
The majority of decentralized finance protocols have the ability to utilize the Company’s deposited digital assets for various purposes, including lending or trading with other market participants. When digital assets are transferred to the smart contracts, the Company derecognizes the digital assets and recognizes the protocol-specific digital asset received in return. The Company does not apply ASC 350-60 to the protocol-specific digital asset as they do not meet the scope requirements of ASC 350-60, in part because these assets provide the Company with enforceable rights to or claims on the underlying digital assets deposited to decentralized protocols. These assets are measured at cost less accumulated impairment and are included in Digital intangible assets on the Company’s consolidated statements of financial position. In circumstances where the protocol has the ability to utilize the Company’s deposited digital assets, redemption may be delayed to the extent the protocol does not have an adequate supply.
As a liquidity provider to certain such protocols, the Company receives non-cash consideration in the form of additional digital intangible assets from decentralized protocols or an increased claim to the digital assets held in the protocol smart contracts. The Company does not consider any such non-cash consideration as revenue under ASC 606, and the amounts generated from such activities are included in Blockchain rewards from non-customers within Revenues on the Company’s consolidated statements of operations.
The Company also places digital assets with decentralized finance protocols where the protocol does not have the ability to lend or trade them with other market participants. In these circumstances, the Company does not receive a protocol-specific digital asset in return and retains control of the digital assets deposited into the protocol. The digital assets are not derecognized and continue to be recorded as digital assets on the Company’s consolidated statements of financial position. The Company is able to use these digital assets as collateral for loans from the protocol, and can withdraw such digital assets if no loan is outstanding. These digital assets are presented in other digital assets associated with decentralized finance protocols in Note 6.
Digital Assets Loan Receivable
The Company lends digital assets to counterparties under fixed term loans, typically of less than one year, or loans with no prespecified maturity date. Digital asset loan receivables that do not have a prespecified maturity date are repayable at the option of the Company (i.e., the Company has a put option to put the loan receivable back to the borrower), and the borrower may repay at any time (i.e., the borrower retains a call option on the loan receivable), without penalty or premium. For certain fixed term loans outstanding where the Company acts as the lender, the borrower has the right to prepay the principal amount prior to maturity; however, the Company does not have the right to accelerate the repayment of the assets (i.e., the Company does not have a put option on the loan receivable). While the loan is outstanding the borrower has the right and the ability to use the digital assets at its sole discretion, including the ability to sell or pledge the borrowed digital assets to third parties. At the conclusion of a loan, the borrower is generally required to return the same type and quantity of digital assets as those lent by the Company.
Upon funding of digital asset loans, the Company evaluates whether it can derecognize the loaned Digital assets. Generally, the Company does not meet the derecognition criteria for digital financial asset loans under ASC Topic 860, Transfers and Servicing (“ASC 860”). Digital financial assets are reclassified to Digital assets loan receivable upon loan origination, reflecting that the digital financial assets have been transferred to a third-party borrower that can use the digital financial assets at its discretion, and the Company is exposed to the credit risk of the third-party borrower. Digital intangible assets are derecognized upon loan origination, and a Digital assets loan receivable, net of allowance is recognized in the Company’s consolidated statement of financial position. Digital assets loan receivable is measured at the fair value of the digital financial assets or digital intangible assets to be received upon settlement. The initial and subsequent gain / loss resulting from the changes in value of the underlying digital assets are recognized in Net gains from digital assets in the Company’s consolidated statements of operations. Digital assets loan receivable are placed on nonaccrual status when it is probable that the Company will not collect all principal and interest due under the contractual terms, regardless of the delinquency status, or if a loan is past due for 90 days or more, unless the loan is still over-collateralized or has begun reperforming. A loan is considered past due when a principal or interest payment has not been made according to its contractual terms. The Digital assets loan receivable balance is evaluated for possible credit losses using the framework outlined in ASC Topic 326, Financial Instruments—Credit Losses (“ASC 326”). The allowance for credit losses on Digital assets loan receivable under the current expected credit loss (“CECL”) model reflects management’s estimate of credit losses over the remaining expected life of the loans and also considers forecasts of future economic conditions. Provision for credit losses is included in the General and administrative expense in the Company’s consolidated statements of operations. The majority of the Company’s digital assets loan receivable is secured by cash or collateral that is readily convertible to cash such as BTC, ETH, and stablecoins and is typically 110% to 140% of the principal balance. The Company monitors collateral value throughout each day and requests additional collateral from the borrower if the fair value of the collateral associated with a given loan drops below a predefined threshold, typically 110% of the fair value of the digital assets on loan. Should the borrower fail to provide additional collateral upon request, the Company is entitled to liquidate the collateral held and close out the associated digital asset loan(s), usually within 18 hours but in no case later than one business day of the collateral requests being made. The Company maintains processes and controls to ensure adequate collateral is held for all its digital asset loans, including processes that monitor market prices and liquidity of the assets that are held as collateral. The quality and amount of collateral is a key input to the Company’s determination of expected credit losses on its loan portfolio, and the Company applies the collateral maintenance practical expedient under ASC 326 in estimating its credit losses.
Under the terms of the Company’s lending arrangements, the borrower is required to pay the Company a fee which is calculated as an annualized percentage of the quantity of digital assets lent. The fees for these lending arrangements are denominated in the related digital asset lent. The borrowing fee is recognized as Revenue in the Company’s consolidated statements of operations over the life of the loan. The borrower may also be required to pay the Company origination fees. The fees for these lending arrangements are not material and are recognized as Revenue as earned.
Digital Assets Borrowed
The Company enters into borrowing arrangements to acquire digital assets for various purposes including to lend to another counterparty through a lending arrangement, to utilize as collateral for certain trading positions, or for proprietary trading activities. The Company’s material borrowings of digital assets have historically consisted of a combination of bitcoin, ether, Solana, and stablecoins.
The Company enters into borrowing arrangements via over-the-counter transactions or on-chain borrowings through DeFi protocols which can be structured as fixed term loans, of less than one year, or loans with no prespecified maturity date. Digital assets borrowings that do not have a prespecified maturity date are repayable at the option of the Company (i.e., the Company has a call option to call the loan from the lender), and the lender may demand repayment, at any time (i.e., the lender retains a put option on the loan), without penalty or premium. The Company has the ability to use the borrowed digital assets at its sole discretion, and an obligation to return the same quantity and type of digital assets to the lender upon the repayment of the digital asset loan. The Company concluded that it does not obtain control of borrowed digital financial assets at the time of loan origination under ASC 860. When the Company sells the borrowed digital financial assets, the Company recognizes a liability to return the borrowed digital financial assets, which is recognized and measured at fair value.
Digital intangible assets borrowed are recognized at their initial fair value with a corresponding liability associated with the Company’s obligation to return the borrowed digital intangible assets. Borrowed digital intangible assets are subsequently accounted for in line with the Company’s digital intangible asset accounting policy.
The Company accounts for its digital intangible asset borrowings as hybrid instruments, where the liability host contract contains an embedded feature associated with the put option that gives rise to the Company’s repayment obligation which is indexed to the underlying digital asset. The settlement of the embedded put and call options is indexed to the value of the underlying digital intangible assets that are required to be delivered upon settlement. The forward element meets the definition of a derivative on a standalone basis. The Company assesses the digital intangible assets that it borrows to determine whether the digital intangible assets can be readily converted to cash on each balance sheet date. The borrowed digital intangible assets are readily convertible to cash if there is sufficient trading volume such that the Company has the ability to convert the digital intangible assets to cash in the near-term and is not in a position that is substantially different from net settlement. When the underlying digital intangible assets to be delivered upon settlement of the forward element are readily convertible to cash, the embedded feature would be bifurcated as an embedded derivative. The fair value of the embedded derivative is measured as the change in the spot price of the underlying digital intangible asset in which the loan is denominated. Any changes in fair value are recorded in current period earnings in Net gain / (loss) on digital assets in the Company’s consolidated statements of operations.
For a portion of its loans, the Company is required to post collateral with the lender in the form of cash and/or digital assets that are transferred to the lending counterparty. In some instances, the counterparty obtains control of the collateral assets, including the ability to use these collateral assets at their sole discretion, with an obligation to return the same type and quantity of the assets to the Company upon the repayment of our loan. The Company accounts for digital asset collateral receivables using the same policy as its lending arrangements for digital intangible assets and digital financial assets, respectively, and presents the receivable as Assets posted as collateral. Digital intangible assets collateral receivables are measured at the fair value of the digital assets the Company has the right to receive, with changes in fair value recognized in Net gain / (loss) on digital assets in the Company’s consolidated statements of operations. The Company assesses such collateral receivable for credit risk in the same way as it does digital asset loan receivable. Provision for credit losses expense is included in the General and administrative expense in the Company’s consolidated statements of operations. Digital intangible asset collateral that the Company retains control over continues to be accounted for under the Company’s accounting policy for digital assets.
Under the terms of the Company’s borrowing arrangements, the Company is required to pay a fee to the lender which is calculated as an annualized percentage of the quantity of digital assets borrowed. For digital asset borrowings, the fees are denominated in the related digital asset borrowed. The borrowing fee is recognized over the life of the loan and is included as part of Transaction expenses in the Company’s consolidated statements of operations. The Company may also be required to pay the lender origination fees. The fees for these borrowing arrangements are not material and are recognized as Transaction expenses as incurred.
Digital Assets Receivable
The Company invests in start-up blockchain projects in exchange for a right to receive digital assets (tokens) generated by the project at a future date. The associated digital assets are generated and become available for trading following the completion of the project (referred to as the “launch” of the project, or Initial Coin Offering), at which time the Company is entitled to receive a predefined number of tokens. These tokens are distributed to the Company over time, according to an agreed-upon release schedule. The pre-network launch investments in these projects are initially recorded at cost, as Other non-current assets, in the Company’s consolidated statements of financial position. After the project launches, but prior to receiving the tokens, the Company records Digital assets receivable, in the Company’s consolidated statements of financial position. Digital assets receivable not expected to be settled within a year are classified as non-current. When our right to receive digital assets at a future date meets the definition of a derivative, we record changes in the fair value of the Digital assets receivable in Net gain / (loss) on digital assets in the Company’s consolidated statements of operations. Digital assets receivable meet the definition of a derivative when quoted prices are available in an active market and the quantities contracted to be delivered can be absorbed by the market without significantly affecting the price. Upon receipt of the digital asset, the Company reclassifies the asset from Digital assets receivable to Digital intangible assets in the consolidated statements of financial position.
Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit” price) in an orderly transaction between market participants at the measurement date.
Fair value is a market-based measure considered from the perspective of a market participant. When market assumptions are not readily available, assumptions are set to reflect those that the Company believes market participants would use in pricing the asset or liability at the measurement date.
In determining fair value, the Company uses various valuation approaches and establishes a hierarchy for inputs used in measuring fair value, requiring the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect assumptions the Company believes other market participants would use in pricing the asset or liability; they are developed based on the best information available in the circumstance. The fair value hierarchy is broken down into three levels based on the observability of inputs as follows, with Level 1 being the highest and Level 3 being the lowest level:
•Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
•Level 2: Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
•Level 3: Inputs that are unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.
The Company values Level 1 and Level 2 assets and liabilities using quoted market prices or alternative pricing sources and models utilizing market observable inputs. The Company utilizes unobservable pricing inputs and assumptions, including but not limited to prior transactions, in determining the fair value of its Level 3 assets and liabilities. These unobservable pricing inputs and assumptions may differ by asset / liability and in the application of valuation methodologies. The Company’s reported fair value estimates could vary materially if different unobservable pricing inputs and other assumptions were used; or for applicable assets/liabilities, if the Company only used a single valuation methodology instead of assigning a weighting to different methodologies. Key unobservable inputs that have a significant impact on the Company’s Level 3 valuations are described in Note 11. Fair values of Level 3 assets and liabilities may be supported by limited or no market activity within the periods presented.
Investments in investment funds are valued based on Net Asset Value (“NAV”), which is used as a practical expedient to measure the fair value. Funds the Company values based on NAV predominantly invest in the digital asset industry. The Company invests in both open-ended and closed-ended funds. The Company can request to redeem its investment from open-ended funds by providing written notice to the fund’s general partner on a date prior to the redemption date which is specified in the relevant agreements for each respective fund. The Company is unable to redeem its investment from the closed-ended funds and receives distributions based on waterfall calculations specified in the relevant agreements for each fund. The Company is unable to transfer or sell its interests in these funds without prior consent from the fund’s general partner.
In some instances, the Company records investments using the measurement alternative provided by ASC Topic 321, Investments-Equity Securities (“ASC 321”). See Note 9 for a discussion of investments for which the measurement alternative has been elected.
Fair Value Option
The Company has elected the fair value option for certain eligible instruments including:
•Common stock investments
•Limited partnership / Limited liability company interest investments
•Trust units / Trust shares
•Preferred shares
•Stablecoins that are digital financial assets
Such election is irrevocable and is applied on an individual asset by asset or liability by liability basis at initial recognition. The primary reason for electing the fair value option is to reflect economic events in earnings on a timely basis. The investments, for which the fair value option has been elected, are valued consistent with the methodology applied to the other investments held by the Company. Changes in value of investments are recognized in Net gain / (loss) on investments, in the Company’s consolidated statements of operations. Changes in value of stablecoins are recognized in Net gain / (loss) on digital assets in the Company’s consolidated statements of operations.
Noncontrolling Interest
Equity-Method Investments
When the Company does not have a controlling financial interest in an entity but can exert significant influence over the entity’s operating and financial policies, the investment may be accounted for either (i) under the equity method of accounting or (ii) at fair value by electing the fair value option. The Company has elected the fair value option for equity-method investments.
Equity-based compensation
The Company’s equity-based compensation includes grants of stock options, restricted stock, restricted share units, deferred share units and compensatory Class B Units to employees, officers, consultants and non-employee directors. The Company measures compensation expense for all awards based on the estimated fair value of the award on the date of grant. The fair value of awards is based on the price of the publicly traded company shares of GDH Ltd. Equity-based compensation is accrued and charged to Operating expenses, with an offsetting credit to Unit holders’ capital, over the respective vesting periods.
The fair value of each stock option granted to employees is estimated using the Black-Scholes option-pricing model. Stock options granted to nonemployees are measured at grant-date fair value of the equity instruments that the Company is obligated to issue when the service has been rendered. For restricted stock and standard Class B Units, the grant date fair value is based on the closing market price of the publicly traded shares on the date of grant. The fair value of the Profit Interest Class B Units was estimated using a probability-weighted expected return method at the end of each period.
The Company accounts for forfeitures as they occur. Stock-based compensation for time-based awards is recognized on a straight-line basis over the requisite vesting period. Stock-based compensation expense for performance-based awards is recognized on an accelerated basis over the requisite vesting period when it is considered probable that the performance vesting condition will be satisfied. See Note 21 for further information regarding stock-based compensation expense and the assumptions used in estimating that expense.
Lessee
Lessee
The Company leases real estate for use in its business operations. The Company determines if an arrangement is, or contains, a lease at contract inception. A lease exists when the Company has the right to control the use of an identified asset for a period of time. Operating lease right-of-use assets and lease liabilities are included in Other non-current assets, Other current liabilities and Other non-current liabilities, respectively, in the Company’s consolidated statements of financial position. Right-of-use assets in the Company’s consolidated statements of financial position represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease right-of-use assets and liabilities are recognized at the commencement date based on the present value of future minimum lease payments over the lease term. Most leases do not provide an implicit rate; the Company uses its estimated incremental borrowing rate. The operating lease right-of-use assets include any payments made before commencement and exclude lease incentives. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that those options will be exercised. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company made the policy election to account for lease payments on short-term leases on a straight-line basis over the lease term and not recognize these leases in the Company’s consolidated statements of financial position.
Lessor
Lessor
The Company purchases new mining equipment from mining manufacturers for proprietary use and from time to time for the purpose of leasing such equipment to customers. The Company leases mining equipment through sales-type financing leases in accordance with ASC 842, Leases. These leases generally have terms of less than two years with early termination options. The leases also include options to purchase the underlying equipment at the end of the lease term or upon early termination. Revenue on sales type financing leases is recognized at the inception of the lease; related interest revenue is recognized over the term using the effective interest method. Interest revenue is derived from the discounted cash flows of the lease payments. There are no non-lease components associated with these leases. Investment in sales-type leases are included in Other non-current assets in the Company’s consolidated statements of financial position and are comprised of the minimum lease payments receivable at present value. There is no residual value associated with the mining equipment. The fees from mining equipment leasing are presented within Revenue in the Company’s consolidated statements of operations.
Property and Equipment
Property and Equipment
Property and equipment are recorded at cost less accumulated depreciation and accumulated impairment losses. The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation and, where applicable, the initial estimation of any asset retirement obligation. The purchase price or construction cost is the aggregate amount paid and the fair value of any other consideration given to acquire the asset. The Company assesses property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of property and equipment is measured by a comparison of the carrying amount of the asset to undiscounted future cash flows expected to be generated by the asset. If the asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value. Depreciation is recognized in General and administrative expenses in the Company’s consolidated statements of operations on a straight-line basis over the following estimated useful lives:

•Mining equipment	3 – 5 years
•Mining infrastructure	15 – 25 years
•Corporate assets other than leasehold improvements	3 – 10 years
•Leasehold improvements	The shorter of the lease term or useful life of the assets
Items of property or equipment are derecognized upon disposal or when no future economic benefits are expected from their use. Any gain or loss arising on the derecognition of an asset, calculated as the difference between the net disposal proceeds and the carrying value of the asset, is included in General and administrative expenses in the Company’s consolidated statements of operations in the period the asset is derecognized. The assets’ residual values and useful lives are reviewed at each financial year-end and adjusted if necessary.
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Goodwill
The Company tests goodwill for impairment on an annual basis and at other times, if a significant event or change in circumstance exists. The Company tests goodwill for impairment at the reporting unit level, which is at the level of, or one level below, its business segments. For both the annual and interim tests, the Company has the option to either (i) perform a quantitative impairment test or (ii) first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, in which case the quantitative test would be performed. The quantitative goodwill test compares the estimated fair value of each reporting unit with its estimated net book value (including goodwill and identifiable intangible assets). If the reporting unit’s estimated fair value exceeds its estimated net book value, goodwill is not impaired. An impairment is recognized if the estimated fair value of a reporting unit is less than its estimated net book value. As of December 31, 2024, there were no reporting units with goodwill at-risk for impairment. The Company will continue to monitor its goodwill for possible future impairment.
Intangible Assets—Definite Lived
Intangible assets with a definite useful life are amortized over their estimated useful lives on a straight-line basis. Each period, the Company evaluates the estimated remaining useful life of its intangible assets and whether events or changes in circumstances warrant a revision to the remaining period of amortization. Amortization is recognized in General and administrative expenses in the Company’s consolidated statements of operations over the following estimated useful lives:

•Software technology	2 - 5 years
•Customer relationships and other intangibles	2 - 3 years
Intangible Assets—Indefinite Lived
Intangible assets, other than Digital intangible assets, assessed as having indefinite lives are not amortized but are assessed for indicators that the useful life is no longer indefinite or for indicators of impairment each period.
Intangible assets, both definite lived and indefinite lived other than Digital intangible assets, are included in Other non-current assets in the Company’s consolidated statements of financial position.

Loans receivable
Loans receivable
Loans receivable are U.S. dollar loans and are typically collateralized by the borrower’s digital assets. Loans are reported at the value of their outstanding principal balances less any allowance for credit loss, if applicable. Interest income is recognized when earned and is recorded within Revenue in the Company’s consolidated statements of operations.
Loans accounted for at amortized cost are placed on nonaccrual status when it is probable that the Company will not collect all principal and interest due under the contractual terms, regardless of the delinquency status or if a loan is past due for 90 days or more, unless the loan is well collateralized or has begun reperforming. Once placed on nonaccrual status, all accrued but uncollected interest is reversed against interest income and interest subsequently collected is recognized on a cash basis to the extent the principal balance is deemed collectible. Otherwise, all cash received is used to reduce the outstanding principal balance. A loan is considered past due when a principal or interest payment has not been made according to its contractual terms. The allowance for credit losses on Loans receivable under the CECL model reflects management’s estimate of credit losses over the remaining expected life of the loans and considers forecasts of future economic conditions. For the majority of its loans, including all loans supported by digital asset collateral, the Company applies the collateral maintenance practical expedient under ASC 326 in estimating its credit losses. Provision for credit losses expense is included in the General and administrative expense in the Company’s consolidated statements of operations.
Derivative assets and liabilities
Derivative assets and liabilities
The value of derivatives is determined by underlying asset prices, other inputs or a combination of these factors. The Company buys and sells derivative contracts to facilitate trades for its customers and for its own account. These are shown in Derivative assets and Derivative liabilities in the Company’s consolidated statements of financial position. Derivative assets and liabilities are measured at fair value, with the changes in fair value recognized in Net gain / (loss) on derivatives trading in the Company’s consolidated statements of operations. The Company does not offset cash collateral paid or received against derivative assets or liabilities.

Income Taxes
Income Taxes
GDH LP is a Cayman exempted limited partnership treated as a partnership for U.S. Federal tax purposes. Items of income, gain, loss, deduction, and credit are allocated to the partners and, as such, income taxes are generally the responsibility of the partners. GDH LP is subject to an entity level New York City unincorporated business tax (“UBT”) at a rate of 4.0% on income allocated or apportioned to New York City. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are treated as domiciled under their respective tax laws. Accordingly, no provision for income taxes has been recorded in these consolidated financial statements other than for GDH LP’s UBT obligation and for the entities in the consolidated GDH LP group subject to income taxes in the local jurisdictions in which they operate.
Deferred income tax assets and liabilities are recognized for the expected future tax consequences of the differences between the U.S. GAAP and tax bases of assets and liabilities, measured at the balance sheet date using the tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is recorded when, based on the weight of all available evidence, management determines it is more likely than not that some portion or all of the deferred tax assets will not be realized. Significant judgment is required in determining whether a valuation allowance should be established, as well as the amount of such allowance. Deferred income tax assets and liabilities are offset and presented as a single amount in the statements of financial condition for each tax-paying component of an entity and within a particular tax jurisdiction. Deferred income tax assets are included in Other non-current assets and deferred income tax liabilities are included in Other non-current liabilities in the Company’s consolidated statements of financial position.
The Company recognizes the income tax accounting effects of changes in tax law or rates (including retroactive changes) in the period of enactment.
The Company analyzes its tax filing positions in all tax jurisdictions where it is required to file income tax returns, as well as for all open tax years in these jurisdictions, which include all periods starting from 2019. If the Company determines that uncertainties in tax positions exist, the Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities based on the technical merits of the position. The tax benefit recognized in the financial statements for a particular tax position is based on the greatest benefit that is more likely than not to be realized.
Due to the complexity of tax laws and the required interpretations by both the taxpayer and respective taxing authorities, significant judgment is required in determining tax expense / (benefit) and in evaluating tax positions and related uncertainties under U.S. GAAP. The Company reviews its tax positions quarterly and adjusts its tax balances, as necessary, when new legislation is passed or new information becomes available. Interest and penalties, when applicable, related to income taxes are recorded within Income taxes expense / (benefit) in the Company’s consolidated statements of operations.
Recent Accounting Developments
Recent Accounting Developments
In January, 2025, the Securities and Exchange Commission issued Staff Accounting Bulletin (“SAB”) No. 122 (“SAB 122”), which rescinds the interpretive guidance previously provided in SAB No. 121 (“SAB 121”). SAB 121 had required entities to recognize a liability and corresponding asset for their obligation to safeguard crypto-assets held for platform users. With the issuance of SAB 122, entities are no longer mandated to recognize such liabilities and assets solely based on safeguarding responsibilities. Instead, entities should assess whether to recognize a liability related to the risk of loss under such obligations by applying the recognition and measurement requirements for contingencies as outlined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 450-20, Loss Contingencies.
The Company adopted SAB 122 during the year ended December 31, 2024 on a fully retrospective basis. This resulted in the elimination of Counterparty digital assets and Counterparty digital assets obligations of $20.6 million from the Company’s statement of financial position as of December 31, 2023. The Company has provided disclosure in Note 17 in relation to off balance sheet exposure to customer digital assets.
In December 2023, the FASB issued Accounting Standards Update (“ASU”) No. 2023-08, Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets. This ASU provides guidance on the accounting for, measurement of, and disclosures related to digital assets that meet specific criteria outlined within the standard. The ASU aims to improve the transparency and comparability of financial information related to digital assets held by entities.
ASU 2023-08 applies to all entities that hold digital assets, which are defined as digital assets existing on a blockchain or similar distributed ledger technology, secured through cryptography, and are fungible. The standard specifically excludes digital assets that provide the holder with enforceable rights to goods, services, or other assets and those created or issued by the reporting entity or its related parties.
Under ASU 2023-08, digital assets within its scope are required to be measured at fair value with changes in fair value recognized in net income each reporting period. This represents a departure from the previous practice of accounting for these assets as indefinite-lived intangible assets subject to impairment testing. The ASU also mandates separate presentation of digital assets on the balance sheet and the separate presentation of gains and losses from the remeasurement of digital assets in the income statement.
Furthermore, the ASU introduces comprehensive disclosure requirements designed to provide users of financial statements with detailed information about an entity's holdings of digital assets. These disclosures include, but are not limited to, the nature and amount of significant holdings of digital assets, the risks associated with contractual sale restrictions, and a reconciliation of changes in the holdings of digital assets during the reporting period.
The Company early adopted the provisions of ASU 2023-08 for the fiscal year beginning on January 1, 2023. The adoption was applied through a cumulative-effect adjustment to the opening balance of retained earnings in the year of adoption, in accordance with the transition requirements specified by the ASU. The adoption of ASU 2023-08 had the following impact on our financial statements:

(in thousands)	Balance at December 31, 2022	Cumulative adjustment	Balance at January 1, 2023
Digital intangible assets	362,383	4,742	367,125
Unit holder’s capital	1,416,194	4,742	1,420,936
The adoption of ASU 2023-08 has resulted in changes to our accounting policy for Digital intangible assets. These changes have been reflected in the measurement and recognition of gains and losses related to Digital intangible assets in our financial statements. The separate presentation requirements have been applied, and the additional disclosures as required by the ASU have been included in the notes to our financial statements.
In October 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, aimed at enhancing the clarity and usefulness of segment disclosure. This update requires public business entities to disclose significant segment expenses that contribute to profitability measures and provide more detailed reconciliations to enhance user understanding. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU 2023-07 for the fiscal year beginning on January 1, 2024. See Note 23 for additional segment information.
In October 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, to enhance transparency in income tax reporting. The ASU requires public business entities to disclose more detailed information about the nature and composition of deferred tax assets and liabilities, including the impact of tax law changes on current taxes payable. The ASU is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently assessing the ASU’s impact on its consolidated financial statements and disclosures.
In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income (Topic 220): Expense Disaggregation Disclosure. This ASU requires public business entities to disaggregate certain significant expenses by nature within functional expense categories on the income statement or in the notes. The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is evaluating the impact on its consolidated financial statements and disclosures.
The Company adopted ASU 2022-03, Fair Value Measurement — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”) starting from January 1, 2024. ASU 2022-03 clarifies that contractual restrictions on the sale of an equity security do not form part of the unit of account for the equity security and, therefore, should not impact its fair value measurement.
The Company adopted ASU 2022-03 prospectively, and consequently we do not apply a discount for lack of marketability to its digital assets subject to contractual sale restrictions that were acquired subsequent to the adoption of ASU 2022-03. Digital assets subject to contractual sale restrictions that were acquired prior to the adoption of ASU 2022-03 continue to include a discount for lack of marketability.

Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of GDH LP, its wholly-owned subsidiaries and all entities in which it holds a controlling financial interest. All intercompany balances and transactions have been eliminated.